Note 8 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Schedule of Securities Owned and Sold, Not yet Purchased, at Fair Value [Table Text Block]
Classification of securities are as follows

As of September 30, 2016
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$101,000	-	-	$101,000
Municipal bonds	2,111,000	-	-	2,111,000
Restricted stock	-	$145,000	-	145,000
	$2,212,000	$145,000	$-	$2,357,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$298,000	$-	$-	$298,000
As of September 30, 2015
Securities owned at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$44,000	-	-	$44,000
Municipal bonds	638,000	-	-	638,000
Restricted stock	-	$205,000	-	205,000
	$682,000	$205,000	$-	$887,000
Securities sold, but not yet purchased at fair value	Level 1	Level 2	Level 3	Total
Corporate stocks	$32,000	$-	$-	$32,000